Goldman Sachs Short Duration Bond Fund Investment Objectives and Goals - Class P Shares [Member] - Goldman Sachs Short Duration Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Short Duration Bond Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Short Duration Bond Fund (the “Fund”) seeks total return consisting of income and capital appreciation.